ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 104,541	$ 128,456
Accrued liabilities	189,628	112,574
VAT and other taxes payable	8,251	17,311
Accounts payable and accrued liabilities	$ 302,420	$ 258,341